UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Victoria 1522 Investments, LP
Address: 244 California Street
         Suite 610
         San Francisco, CA  94111

13F File Number:  028-14891

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel Woodworth
Title:     Legal Counsel and Chief Compliance Officer
Phone:     415-228-3244

Signature, Place, and Date of Signing:

 /s/   Daniel Woodworth     San Francisco, CA     August 10, 2012

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name

028-01190                     Frank Russell Company

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $58,634 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICA MOVIL SAB DE CV        SPON ADR A SHS   02364W204     6226   238900 SH       SOLE                    31000        0   207900
BAIDU INC                      SPON ADR REP A   056752108     3240    28175 SH       SOLE                     2120        0    26055
BANCOLOMBIA S A                SPON ADR PREF    05968L102     3359    54320 SH       SOLE                     8520        0    45800
CEMEX SAB DE CV                SPON ADR NEW     151290889     1909   283600 SH       SOLE                        0        0   283600
CHINA MOBILE LIMITED           SPONSORED ADR    16941M109     2042    37360 SH       SOLE                     4060        0    33300
CHINA TELECOM CORP LTD         SPON ADR H SHS   169426103      299     6800 SH       SOLE                     2800        0     4000
COMPANIA DE MINAS BUENAVENTU   SPONSORED ADR    204448104     3992   105100 SH       SOLE                    13000        0    92100
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS   344419106     6906    77380 SH       SOLE                    11340        0    66040
HDFC BANK LTD                  ADR REPS 3 SHS   40415F101     5868   180000 SH       SOLE                    23000        0   157000
ISHARES INC                    MSCI TAIWAN      464286731      282    23030 SH       SOLE                     1730        0    21300
SASOL LTD                      SPONSORED ADR    803866300     3442    81080 SH       SOLE                     5370        0    75710
SOCIEDAD QUIMICA MINERA DE C   SPON ADR SER B   833635105     4745    85230 SH       SOLE                    12070        0    73160
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100     6198   443980 SH       SOLE                    18180        0   425800
TATA MTRS LTD                  SPONSORED ADR    876568502     1823    83000 SH       SOLE                     5900        0    77100
TIM PARTICIPACOES S A          SPONSORED ADR    88706P205     7997   291227 SH       SOLE                    28190        0   263037
VALE S A                       ADR              91912E105      306    15700 SH       SOLE                        0        0    15700